Cambria ETF Trust

Cambria Fixed Income Trend ETF

(Ticker Symbol: CFIT)

(the “Fund”)

Supplement dated March 20, 2025

to the currently effective Summary Prospectus, Statutory Prospectus (“Prospectus”)
and Statement of Additional Information (“SAI”) for the Fund.

The following information supplements, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund:

Shares of the Fund are not currently available for purchase on the secondary market.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.